Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2021	2022
	US$ thousands

Machinery and equipment	17,305	19,298
Office furniture and equipment	1,129	1,190
Leasehold improvements	3,406	3,472

Property, plant and equipment	21,840	23,960

Accumulated depreciation	(17,264)	(19,472)

Property, Plant and equipment, net	4,576	4,488

Depreciation expense for the years ended December 31, 2020, 2021 and 2022 were US$ 2,000 thousand, US$ 2,009 thousand and US$ 2,208 thousand, respectively.